Leases (FY) (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Leases
Schedule of future minimum rental payments for operating leases

(in thousands)
2026	$3,757
2027	3,863
2028	3,973
2029	4,085
2030	4,200
Thereafter	17,421
Total undiscounted lease payments	37,299
Less: imputed interest	(13,289)
Total lease liabilities	$24,010

Summary of operating leases

	Three Months Ended		Six Months Ended
(in thousands)	June 30, 2026	June 30, 2025	June 30, 2026	June 30, 2025
Operating lease expense	$105	$877	$581	$1,757
Variable lease expense	178	543	504	1,081
	$283	$1,420	$1,085	$2,838

	Six Months Ended
	June 30, 2026	June 30, 2025
Weighted-average discount rate	0.0%	9.7%
Weighted-average remaining lease term (years)	0.0	9.8

	Three Months Ended		Six Months Ended
(in thousands)	June 30, 2026	June 30, 2025	June 30, 2026	June 30, 2025
Sublease rental income	$225	$363	$580	$730

	Year Ended
(in thousands)	December 31, 2025	December 31, 2024
Operating lease cost	$3,419	$3,505
Variable lease cost	2,103	2,127
	$5,522	$5,632

	Year Ended
	December 31, 2025	December 31, 2024
Weighted-average discount rate	9.7%	9.7%
Weighted-average remaining lease term (years)	9.3	10.2

	Year Ended
(in thousands)	December 31, 2025	December 31, 2024
Sublease rental income	$1,467	$987